Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities
Balance at beginning of year	$ 1,570	$ 809	$ 896
Charges to earnings	26,830	13,632	8,791
Amounts utilized	(26,220)	(12,871)	(8,878)
Balance at end of year	$ 2,180	$ 1,570	$ 809